Organization (Tables)	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Principal Subsidiaries of Company

As of December 31, 2018, the Company’s principal subsidiaries and VIEs where Autohome WFOE and Chezhiying WFOE are the primary beneficiaries include the following entities:

Entity	Date of incorporation or acquisition	Place of incorporation	Percentage of direct ownership by the Company
Subsidiaries
Cheerbright International Holdings, Limited (“Cheerbright”)	June 13, 2006	British Virgin Islands	100%
Autohome E-commerce Inc.	February 6, 2015	Cayman Islands	100%
Autohome Link Inc.	January 29, 2015	Cayman Islands	100%
Autohome Financing Limited	March 23, 2015	Cayman Islands	100%
Autohome (Hong Kong) Limited (“Autohome HK”)	March 16, 2012	Hong Kong	100%
Autohome Media Limited (“Autohome Media”, formerly known as Prbrownies Marketing Limited)	October 18, 2013	Hong Kong	100%
Autohome E-commerce Hong Kong Limited	February 18, 2015	Hong Kong	100%
Autohome Link Hong Kong Limited	February 16, 2015	Hong Kong	100%
Autohome Financing Hong Kong Limited	April 15, 2015	Hong Kong	100%
Beijing Cheerbright Technologies Co., Ltd. (“Autohome WFOE”)	September 1, 2006	PRC	100%
Autohome Shanghai Advertising Co., Ltd.	September 29, 2013	PRC	100%
Beijing Prbrownies Software Co., Ltd. (formerly known as “Beijing Autohome Software Co., Ltd.”)	November 12, 2013	PRC	100%
Beijing Autohome Technologies Co., Ltd.	November 12, 2013	PRC	100%
Beijing Autohome Advertising Co., Ltd.	November 13, 2013	PRC	100%
Guangzhou Autohome Advertising Co., Ltd.	November 25, 2013	PRC	100%
Autohome (Tianjin) Automobile Sales Co., Ltd.	October 20, 2014	PRC	100%
Beijing Chezhiying Technology Co., Ltd. (“Chezhiying WFOE”)	May 26, 2015	PRC	100%
Beijing Chezhiying Software Co., Ltd. (“Chezhiying Software”)	December 9, 2015	PRC	100%
Beijing Kemoshijie Technology Co., Ltd.	September 11, 2015	PRC	100%
Beijing Haochezhijia E-commerce Co., Ltd.	April 25, 2016	PRC	75%
Huai’an Prbrownies Software Co., Ltd.	September 13, 2016	PRC	100%
Chengdu Prbrownies Software Co., Ltd.	September 30, 2016	PRC	100%
Guangzhou Chezhihuitong Advertising Co., Ltd.	August 20, 2018	PRC	100%
Hainan Chezhiyitong Information Technology Co., Ltd.	August 20, 2018	PRC	100%
Tianjin Autohome Data Information Technology Co., Ltd.	October 15, 2018	PRC	100%
Autohome Zhejiang Advertising Co., Ltd.	December 19, 2018	PRC	100%

Schedule of VIEs
VIEs
Beijing Autohome Information Technology Co., Ltd. (“Autohome Information”)	August 28, 2006	PRC	—
Beijing Shengtuo Autohome Advertising Co., Ltd.	September 21, 2010	PRC	—
Beijing Shengtuo Hongyuan Information Technology Co., Ltd. (“Shengtuo Hongyuan”)	November 8, 2010	PRC	—
Beijing Shengtuo Chengshi Advertising Co., Ltd.	November 12, 2010	PRC	—
Shanghai You Che You Jia Advertising Co., Ltd. (“Shanghai Advertising”)	December 31, 2011	PRC	—
Beijing Autohome Used Car Appraisal Co., Ltd.	January 30, 2015	PRC	—
Beijing Autohome Used Car Brokerage Co., Ltd.	June 10, 2015	PRC	—
Shanghai Tianhe Insurance Brokerage Co., Ltd.	September 21, 2017	PRC	—

Schedule of Assets, Liabilities, and Cash Flows of VIEs

The following table sets forth the assets, liabilities, results of operations and cash flows of the VIEs included in the Company’s consolidated balance sheets, consolidated statements of comprehensive income and consolidated statements of cash flows:

	December 31,
	2017	2018
	RMB	RMB	US$
Current assets	1,326,075	855,789	124,469
Non-current assets	1,645,183	1,641,154	238,696

Total assets	2,971,258	2,496,943	363,165

Accrued expenses and other payables	162,423	182,885	26,600
Advance from customers	45,747	55,268	8,038
Deferred revenue	47,507	36,847	5,359
Amounts due to related parties	4,309	1,569	228
Inter-company payables	1,031,877	509,899	74,162

Total current liabilities	1,291,863	786,468	114,387

Other liabilities	20,010	14,880	2,164
Deferred tax liabilities	12,708	12,135	1,765

Total non-current liabilities	32,718	27,015	3,929

Total liabilities	1,324,581	813,483	118,316

Net assets	1,646,677	1,683,460	244,849

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Net revenues	328,618	274,774	673,188	97,911
Net (loss)/income	(71,931)	20,380	29,099	4,232

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Net cash generated from/(used in) operating activities	20,337	851,872	(224,531)	(32,657)
Net cash (used in)/generated from investing activities	(33,204)	(802,710)	131,087	19,066
Net cash generated from financing activities	—	—	—	—